Regulatory Matters	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Regulatory Matters [Abstract]
REGULATORY MATTERS

3.    REGULATORY MATTERS

Change in Control Reviews

In September 2015, Oncor and the Hunt Investor Group filed in PUCT Docket No. 45188 a joint application with the PUCT seeking certain regulatory approvals with respect to the transactions contemplated by the Sixth Amended Plan of Reorganization.  On March 24, 2016, the PUCT issued an order conditionally approving the joint application.  On April 18, 2016, the Hunt Investor Group and certain interveners in PUCT Docket No. 45188 filed motions for rehearing and on May 19, 2016, the PUCT denied such motions and the order became final.  The Hunt Investor Group filed a petition with the Travis County District Court on June 17, 2016 seeking review of the order.  We cannot predict the results of the review or the ultimate disposition of PUCT Docket No. 45188, particularly in light of the termination of the Sixth Amended Plan of Reorganization and the other pending transactions discussed in Note 2 to Financial Statements.  For additional information regarding the Sixth Amended Plan of Reorganization and application for regulatory approval, see Note 2 to Financial Statements and “City Rate Reviews” below.

The NEE Merger Agreement contemplates that Oncor and NEE file a joint application with the PUCT seeking certain regulatory approvals with respect to the transactions contemplated by the Amended New Plan.  On October 31, 2016, Oncor and NEE filed that joint application in PUCT Docket No. 46238. For additional information regarding the Amended New Plan and application for regulatory approval, see Note 2 to Financial Statements.

City Rate Reviews

Oncor has received resolutions passed by approximately 58 cities with original jurisdiction over electric utility rates directing Oncor to file rate review proceedings.  The resolutions passed required Oncor to file a rate review with each city by September 1, 2016 based on a January 1, 2015 to December 31, 2015 test year.  However, Oncor has subsequently been notified by counsel representing these cities that these rate review proceedings have been abated indefinitely, pending resolution of Oncor ownership issues. The notice provides that if and when the cities desire to proceed with a rate inquiry, cities will notify Oncor in writing and inform Oncor of a precise date of the rate case, which will be at least 120 days from receipt of the communication that lifts the abatement.

2008 Rate Review

In August 2009, the PUCT issued a final order with respect to our June 2008 rate review filing with the PUCT and 204 cities based on a test year ended December 31, 2007 (PUCT Docket No. 35717), and new rates were implemented in September 2009.  We and four other parties appealed various portions of the rate review final order to a state district court.  In January 2011, the district court signed its judgment reversing the PUCT with respect to two issues: the PUCT’s disallowance of certain franchise fees and the PUCT’s decision that PURA no longer requires imposition of a rate discount for state colleges and universities.  We filed an appeal with the Texas Third Court of Appeals (Austin Court of Appeals) in February 2011 with respect to the issues we appealed to the district court and did not prevail upon, as well as the district court’s decision to reverse the PUCT with respect to discounts for state colleges and universities.  In early August 2014, the Austin Court of Appeals reversed the district court and affirmed the PUCT with respect to the PUCT’s disallowance of certain franchise fees and the PUCT’s decision that PURA no longer requires imposition of a rate discount for state colleges and universities.  The Austin Court of Appeals also reversed the PUCT and district court’s rejection of a proposed consolidated tax savings adjustment arising out of EFH Corp.’s ability to offset our taxable income against losses from other investments and remanded the issue to the PUCT to determine the amount of the consolidated tax savings adjustment.  In late August 2014, we filed a motion on rehearing with the Austin Court of Appeals with respect to certain appeal issues on which we were not successful, including the consolidated tax savings adjustment.  In December 2014, the Austin Court of Appeals issued its opinion, clarifying that it was rendering judgment on the rate discount for state colleges and universities issue (affirming that PURA no longer requires imposition of the rate discount) rather than remanding it to the PUCT, and dismissing the motions for rehearing regarding the franchise fee issue and the consolidated tax savings adjustment.  We filed a petition for review with the Texas Supreme Court in February 2015.  The Texas Supreme Court granted the petition for review and heard oral arguments in September 2016.  There is no deadline for the court to act.  If our appeals efforts are unsuccessful and the proposed consolidated tax savings adjustment is implemented, we estimate that on remand, the impact on earnings of the consolidated tax savings adjustment’s value could range from zero, as originally determined by the PUCT in Docket 35717, to a $135 million loss (after tax) including interest. Interest accrues at the PUCT approved rate for over-collections, which is 0.18% for 2016. We do not believe that any of the other issues ruled upon by the Austin Court of Appeals would result in a material impact to our results of operations or financial condition.

See Note 3 to Financial Statements in our 2015 Form 10-K for additional information regarding regulatory matters.

3.    REGULATORY MATTERS

Change in Control Review

In connection with the EFH Acquisition contemplated by the Plan of Reorganization filed in the EFH Bankruptcy Proceedings, in September 2015, Oncor and the Purchasers in the proposed EFH Acquisition filed a joint report and application for regulatory approvals pursuant to PURA. For additional information regarding the EFH Acquisition and application for regulatory approval, see Note 2 to Financial Statements.

2008 Rate Review

In August 2009, the PUCT issued a final order with respect to our June 2008 rate review filing with the PUCT and 204 cities based on a test year ended December 31, 2007 (Docket 35717), and new rates were implemented in September 2009.  We and four other parties appealed various portions of the rate review final order to a state district court.  In January 2011, the district court signed its judgment reversing the PUCT with respect to two issues: the PUCT’s disallowance of certain franchise fees and the PUCT’s decision that PURA no longer requires imposition of a rate discount for state colleges and universities.  We filed an appeal with the Texas Third Court of Appeals (Austin Court of Appeals) in February 2011 with respect to the issues we appealed to the district court and did not prevail upon, as well as the district court’s decision to reverse the PUCT with respect to discounts for state colleges and universities.  In early August 2014, the Austin Court of Appeals reversed the district court and affirmed the PUCT with respect to the PUCT’s disallowance of certain franchise fees and the PUCT’s decision that PURA no longer requires imposition of a rate discount for state colleges and universities.  The Austin Court of Appeals also reversed the PUCT and district court’s rejection of a proposed consolidated tax savings adjustment arising out of EFH Corp.’s ability to offset our taxable income against losses from other investments and remanded the issue to the PUCT to determine the amount of the consolidated tax savings adjustment.  In late August 2014, we filed a motion on rehearing with the Austin Court of Appeals with respect to certain appeal issues on which we were not successful, including the consolidated tax savings adjustment.  In December 2014, the Austin Court of Appeals issued its opinion, clarifying that it was rendering judgment on the rate discount for state colleges and universities issue (affirming that PURA no longer requires imposition of the rate discount) rather than remanding it to the PUCT, and dismissing the motions for rehearing regarding the franchise fee issue and the consolidated tax savings adjustment.  We filed a petition for review with the Texas Supreme Court in February 2015.  The Texas Supreme Court requested full briefing on the merits, and the briefing period ended on January 25, 2016.   On February 19, 2016, the Texas Supreme Court granted the petition for review, with the date and time of oral arguments to be set at a later date.  There is no deadline for the court to act.  If our appeals efforts are unsuccessful and the proposed consolidated tax savings adjustment is implemented, we estimate that on remand, the impact on earnings of the consolidated tax savings adjustment’s value could range from zero, as originally determined by the PUCT in Docket 35717, to an approximate $135 million loss (after tax) including interest.  Interest accrues at the PUCT approved rate for over-collections which is 0.18% for 2016.  We do not believe that any of the other issues ruled upon by the Austin Court of Appeals would result in a material impact to our results of operations or financial condition.

We are involved in various other regulatory proceedings in the normal course of business, the ultimate resolution of which, in the opinion of management, should not have a material effect upon our financial position, results of operations or cash flows.